Financial Assets at Fair Value through Profit or Loss and Financial Investments	12 Months Ended
Dec. 31, 2017
Financial Assets At Fair Value Through Profit Or Loss Abstract [Abstract]
Disclosure Of Financial Assets At Fair Value Through Profit Or Loss Explanatory

12. Financial Assets at Fair Value through Profit or Loss and Financial Investments

Details of financial assets at fair value through profit or loss and financial investments as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Financial assets held for trading
Debt securities:
Government and public bonds	￦	5,389,757	￦	6,232,514
Financial bonds		11,186,427		11,324,330
Corporate bonds		4,594,741		5,133,226
Asset-backed securities		222,076		161,991
Others		1,593,569		2,316,277
Equity securities:
Stocks and others		424,637		1,009,190
Beneficiary certificates		2,615,962		3,925,910
Others		72,349		73,855

Sub-total		26,099,518		30,177,293

Financial assets designated at fair value through profit or loss
Debt securities:
Corporate bonds		237,595		66,969
Equity securities:
Stocks and others		65,591		67,828
Derivative-linked securities		1,361,591		1,613,404
Privately placed bonds		94,069		301,851

Sub-total		1,758,846		2,050,052

Total financial assets at fair value through profit or loss	￦	27,858,364	￦	32,227,345

Available-for-sale financial assets
Debt securities:
Government and public bonds	￦	7,110,899	￦	3,629,479
Financial bonds		11,172,159		20,946,100
Corporate bonds		5,904,414		10,570,501
Asset-backed securities		2,729,749		2,402,437
Others		528,531		1,410,884
Equity securities:
Stocks		2,590,989		3,077,748
Equity investments and others		402,659		459,808
Beneficiary certificates		3,530,893		5,619,306

Sub-total		33,970,293		48,116,263

Held-to-maturity financial assets
Debts securities:
Government and public bonds		2,218,274		5,448,471
Financial bonds		1,868,928		2,474,841
Corporate bonds		3,487,787		6,218,723
Asset-backed securities		3,602,515		4,305,678
Others		—		44,267

Sub-total		11,177,504		18,491,980

Total financial investments	￦	45,147,797	￦	66,608,243

The impairment losses and the reversal of impairment losses in financial investments for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015
	Impairment	Reversal		Net
	(In millions of Korean won)
Available-for-sale financial assets	￦ (227,588)	￦	265	￦ (227,323)

	2016
	Impairment	Reversal		Net
	(In millions of Korean won)
Available-for-sale financial assets	￦ (35,216)	￦	328	￦ (34,888)

	2017
	Impairment	Reversal		Net
	(In millions of Korean won)
Available-for-sale financial assets	￦ (47,917)	￦	—	￦ (47,917)